UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
					FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
Check here if Amendment [    ] ; Amendment Number:
This Amendment  (Check only one.): [    ] is a restatement.
                                   [    ] adds new holdings
							entries.

Institutional Investment Manager Filing this Report:
Name:		McHugh Associates, Inc.
Address:	259 N. Radnor Chester Road Suite 150
		Radnor, PA  19087

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Andrea Fitzgerald
Title:	Vice President
Phone:	(610) 254 - 2929
Signature, Place, and Date of Signing:
Andrea Fitzgerald	Radnor, PA		 November 6, 2008

Report Type  (Check only one):

[ X  ]	13F HOLDINGS REPORT.

[    ]     13F NOTICE.

[    ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	56

Form 13F Information Table Value Total:	$152660

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYSTEMS INC  (DE)        COM              00724F101     3059    77510 SH       SOLE                    77000               510
                                                               518    13135 SH       OTHER                   13135
AFLAC INC.                     COM              001055102     5751    97888 SH       SOLE                    97088               800
                                                              1471    25030 SH       OTHER                   20290              4740
ALCON INC COM SHS              COM              H01301102     5668    35095 SH       SOLE                    34770               325
                                                              1064     6585 SH       OTHER                    6585
AMERICAN INTERNATIONAL GROUP I COM              026874107       75    22493 SH       SOLE                    22473                20
                                                                49    14570 SH       OTHER                   13784               786
AUTOMATIC DATA                 COM              053015103     5718   133766 SH       SOLE                   132616              1150
                                                              1984    46416 SH       OTHER                   39736              6680
BANK NEW YORK MELLON COM       COM              064058100     5930   182021 SH       SOLE                   180797              1224
                                                              6677   204935 SH       OTHER                   93192            111743
BARD (C.R.) INC.               COM              067383109     6171    65045 SH       SOLE                    64415               630
                                                              1146    12075 SH       OTHER                   11875               200
CITRIX SYS INC COM             COM              177376100     3756   148675 SH       SOLE                   147200              1475
                                                               533    21085 SH       OTHER                   20535               550
COSTCO WHOLESALE CORP NEW      COM              22160K105     4966    76487 SH       SOLE                    75822               665
                                                               877    13505 SH       OTHER                   12805               700
DENBURY RES INC COM NEW        COM              247916208     3825   200886 SH       SOLE                   199136              1750
                                                              1028    53990 SH       OTHER                   45790              8200
EBAY INC                       COM              278642103     4137   184850 SH       SOLE                   183230              1620
                                                               535    23925 SH       OTHER                   23425               500
ECOLAB INC                     COM              278865100     6102   125763 SH       SOLE                   124598              1165
                                                              1183    24375 SH       OTHER                   23975               400
EMC CORP-MASS                  COM              268648102     3806   318266 SH       SOLE                   315816              2450
                                                               317    26535 SH       OTHER                   26535
FASTENAL CO                    COM              311900104      375     7600 SH       SOLE                     7600
                                                                20      400 SH       OTHER                                       400
GENERAL ELECTRIC CO            COM              369604103     3792   148696 SH       SOLE                   147151              1545
                                                               557    21830 SH       OTHER                   21405               425
GENTEX CORP                    COM              371901109     4121   288205 SH       SOLE                   285455              2750
                                                               327    22850 SH       OTHER                   21950               900
HARLEY-DAVIDSON INC            COM              412822108      609    16323 SH       SOLE                    16323
                                                               530    14220 SH       OTHER                   11320              2900
INTEL CORP                     COM              458140100     5385   287480 SH       SOLE                   285170              2310
                                                              2948   157420 SH       OTHER                  130620             26800
JOHNSON & JOHNSON              COM              478160104     5362    77392 SH       SOLE                    76902               490
                                                              1889    27272 SH       OTHER                   21672              5600
MEDTRONIC INC                  COM              585055106     6278   125311 SH       SOLE                   124361               950
                                                              1026    20480 SH       OTHER                   20180               300
MICROCHIP TECHNOLOGY           COM              595017104     3779   128405 SH       SOLE                   127160              1245
                                                               600    20400 SH       OTHER                   20000               400
MICROSOFT CORP                 COM              594918104     6621   248079 SH       SOLE                   246119              1960
                                                              1961    73458 SH       OTHER                   43758             29700
OMNICOM GROUP INC              COM              681919106     4385   113727 SH       SOLE                   112727              1000
                                                               610    15820 SH       OTHER                   15420               400
PEABODY ENERGY CORP COM        COM              704549104     2555    56776 SH       SOLE                    56266               510
                                                               280     6220 SH       OTHER                    6220
PROCTER & GAMBLE CO COM        COM              742718109     5680    81500 SH       SOLE                    80650               850
                                                              1013    14535 SH       OTHER                   14135               400
STATE STREET CORP              COM              857477103     2123    37325 SH       SOLE                    37325
                                                               584    10260 SH       OTHER                   10060               200
WALGREEN CO COM                COM              931422109     4390   141800 SH       SOLE                   140470              1330
                                                               708    22875 SH       OTHER                   22375               500
XTO ENERGY INC COM             COM              98385X106     6478   139260 SH       SOLE                   138073              1187
                                                              1328    28539 SH       OTHER                   27289              1250